Equity (Tables)	9 Months Ended
Sep. 30, 2023
Stockholders' Equity Note [Abstract]
Schedule of Stock-Based Compensation Expenses	Stock-based compensation expenses for equity-classified stock options, restricted share units (“RSUs”), performance-based restricted share units (”PSUs”) and ordinary shares purchased by the Company’s employees under the Company’s Employee Share Purchase Plan (“ESPP”) were allocated as follows:
	Three Months Ended September 30,		Nine Months Ended September 30,
	2023	2022	2023	2022
	U.S $ in thousands		U.S $ in thousands
Cost of revenues	$891	$1,061	$2,822	$3,041
Research and development, net	1,605	1,487	5,561	4,879
Selling, general and administrative	4,985	4,843	15,361	16,835
Total stock-based compensation expenses	$7,481	$7,391	$23,744	$24,755

Schedule of Stock Option Activity	A summary of the Company’s stock option activity for the nine months ended September 30, 2023 is as follows:
	Number of Options	Weighted Average Exercise Price
Options outstanding as of January 1, 2023	1,619,559	27.62
Granted	54,632	14.54
Exercised	(2,549)	3.56
Forfeited	(312,921)	55.29
Options outstanding as of September 30, 2023	1,358,721	21.03
Options exercisable as of September 30, 2023	1,003,935	22.41

Schedule of RSUs and PSUs Activity	A summary of the Company’s RSUs and PSUs activity for the nine months ended September 30, 2023 is as follows:
	Number of RSUs and PSUs	Weighted Average Grant Date Fair Value
Unvested as of January 1, 2023	3,496,099	23.98
Granted	1,832,498	13.28
Vested	(1,485,905)	23.52
Forfeited	(275,910)	23.48
Unvested as of September 30, 2023	3,566,782	18.71

Schedule of Accumulated Other Comprehensive Income (loss), Net of Taxes	The following tables present the changes in the components of accumulated other comprehensive income (loss), net of taxes, for the nine months ended September 30, 2023 and 2022, respectively:
	Nine Months Ended September 30, 2023
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2023	$(299)	$(12,519)	$(12,818)
Other comprehensive income (loss) before reclassifications	(3,122)	482	(2,640)
Amounts reclassified from accumulated other comprehensive loss	2,500	-	2,500
Other comprehensive loss	(622)	482	(140)
Balance as of September 30, 2023	$(921)	$(12,037)	$(12,958)
	Nine Months Ended September 30, 2022
	Net Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Adjustments	Total
	U.S. $ in thousands

Balance as of January 1, 2022	$1,572	$(10,343)	$(8,771)
Other comprehensive income before reclassifications	(506)	(5,089)	(5,595)
Amounts reclassified from accumulated other comprehensive loss	143	-	143
Other comprehensive income	(363)	(5,089)	(5,452)
Balance as of September 30, 2022	$1,209	$(15,432)	$(14,223)